Security Benefit Advisor Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 30, 2012
To Current Prospectus

Important Information about
Guggenheim All Cap Value Subaccount

Effective September 4, 2012, the Guggenheim All Cap Value Subaccount will no longer accept new investments or additional investments from existing Contract Owners.

Please Retain This Supplement For Future Reference